UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2002
                                               ------------------

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings
                                        entries.
Institutional Investment Manager Filing this Report:

Name:      Bonness Enterprises, Inc.
         --------------------------------------------------
Address:   1666 Connecticut Avenue, N.W., Suite 300
         --------------------------------------------------
           Washington, D.C.   20009
         --------------------------------------------------

         --------------------------------------------------

Form 13F File Number:    28-05225
                            -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lorraine Gallard
         --------------------------------------------------

Title:     President
         --------------------------------------------------

Phone:     202 387-5035
         --------------------------------------------------

Signature, Place, and Date of Signing:

/s/  Lorraine Gallard          Washington, D.C.            April 16, 2002
---------------------     -------------------------        --------------
     [Signature]                [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number             Name

      28-
         -------------                 -------------------------------
      [Repeat as necessary.]


                            Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           None
                                           ------------

Form 13F Information Table Entry Total:      55
                                           ------------

Form 13F Information Table Value Total:      $77,795
                                           ------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.        Form 13F File Number        Name

                 28-
      ----          ------------             -------------------------

      [Repeat as necessary.]


                                                                  FORM 13F INFORMATION TABLE

                                 TITLE OF               VALUE    SHARES/  SH/  PUT/  INVSTMT   OTHER        VOTING AUTHORITY
        NAME OF ISSUER            CLASS       CUSIP    (x$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS    SOLE    SHARED    NONE
------------------------------ ------------ --------- ---------- -------- ---  ----  ------- ---------- -------- -------- --------

Abbott Laboratories              COM        002824100      631     12000  SH         SOLE                  12000
                                                           421      8000  SH         OTHER                                  8000
Agilent Technologies             COM        00846U101     2108     60292  SH         SOLE                  58806            1486
BP Amoco PLC                     COM        055622104       84      1586  SH         SOLE                   1586
                                                           284      5348  SH         OTHER                                  5348
Bank of New York                 COM        064057102      933     22200  SH         SOLE                  22200
                                                            17       400  SH         OTHER                                   400
Bristol Myers Co.                COM        110122108      660     16306  SH         SOLE                   7600            8706
                                                            81      2000  SH         OTHER                                  2000
Chiron                           COM        170040109     1683     36667  SH         SOLE                  36667
Cisco Systems                    COM        17275R102     4219    249180  SH         SOLE                 206800           42380
Citigroup, Inc.                  COM        172967101     2675     54016  SH         SOLE                  54016
Clear Channel Communications     COM        184502102     1424     27700  SH         SOLE                  21400            6300
                                                            93      1800  SH         OTHER                                  1800
Digene Corporation               COM        253752109     8567    239625  SH         SOLE                 197826           41799
                                                           107      3000  SH         OTHER                                  3000
Eli Lilly                        COM        532457108      122      1600  SH         SOLE                   1600
                                                           122      1600  SH         OTHER                                  1600
Exxon Mobil                      COM        30231G102      927     21140  SH         SOLE                   8940           12200
                                                           609     13888  SH         OTHER                                 13888
General Electric Co.             COM        369604103     2916     77857  SH         SOLE                  71822            6035
                                                           739     19728  SH         OTHER                                 19728
Hewlett Packard                  COM        428236103      474     26400  SH         SOLE                  16600            9800
IBM                              COM        459200101      468      4504  SH         SOLE                    652            3852
                                                           111      1064  SH         OTHER                                  1064
Intel Corp.                      COM        458140100     5185    170500  SH         SOLE                 130200           40300
                                                           243      8000  SH         OTHER                                  8000
Johnson & Johnson                COM        478160104     5105     78592  SH         SOLE                  58800           19792
KLA Tencor Corp.                 COM        482480100      751     11300  SH         SOLE                   6700            4600
                                                            40       600  SH         OTHER                                   600
Merck & Co., Inc.                COM        589331107     3529     61297  SH         SOLE                  48615           12682
                                                           345      6000  SH         OTHER                                  6000
Microsoft Corp.                  COM        594918104     3540     58700  SH         SOLE                  50100            8600
                                                           289      4800  SH         OTHER                                  4800
Motorola, Inc.                   COM        620076109      946     66640  SH         SOLE                  47140           19500
National City Corp.              COM        635405103     3512    114168  SH         SOLE                  84800           29368
                                                           240      7800  SH         OTHER                                  7800
PepsiCo Inc.                     COM        713448108     3497     67900  SH         SOLE                  67900
Procter & Gamble Company         COM        742718109      216      2400  SH         SOLE                   2400
Progressive Corp.-Ohio           COM        743315103     3044     18271  SH         SOLE                  13071            5200
                                                           283      1700  SH         OTHER                                  1700
Royal Dutch Petroleum            COM        780257804     1228     22600  SH         SOLE                  17600            5000
Stryker Corp.                    COM        863667101    10089    167230  SH         SOLE                 132272           34958
                                                           446      7400  SH         OTHER                                  7400
Sun Microsystems                 COM        866810104      106     12000  SH         OTHER                                 12000
Tellabs Inc.                     COM        879664100      696     66500  SH         SOLE                  52000           14500
                                                            15      1400  SH         OTHER                                  1400
Vertex                           COM        92532F100      359     12900  SH         SOLE                   8800            4100
Washington Post 'B'              COM        939640108      607      1000  SH         SOLE                   1000
Wilmington Trust Corp.           COM        971807102      538      8000  SH         SOLE                   8000
                                                            13       200  SH         OTHER                                   200
Wyeth                            COM        983024100      637      9700  SH         SOLE                                   9700
                                                           414      6300  SH         OTHER                                  6300
BBVA Privanza, Cap. B            PFD        05529T206      721     28000  SH         SOLE                  28000
BBVA Privanza, Pfd. C            PFD        059456301      686     28000  SH         SOLE                  28000
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